CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$ (22,016,757)	$ 28,194,562
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Depreciation and amortization	7,011,269	6,887,338
Stock-based compensation expenses	1,880,753	2,266,757
Deferred tax expense/(benefit)	(110,514,444)	9,190,815
Amortization of deferred charges	6,810,072	2,775,738
Share of loss of equity investees	4,148,530	508,247
Exchange loss	10,878,940	97,185
Net realized gain on short-term investments	(1,711,248)	(2,844,695)
Unrealized (gain)/loss on short-term investments	937,309	(1,777,579)	$ (2,095,979)
Proceeds from disposal of trading securities	57,621,337	577,866,769
Purchase of trading securities	(97,529,578)	(583,492,828)
Others	5,228,000	181,913
Changes in operating assets and liabilities:
Accounts receivable	64,225,886	6,121,326
Real estate properties development completed	126,893,388	87,425,687
Real estate properties under development	(1,860,822,075)	(190,999,510)
Contract assets	(17,654,975)	0
Real estate properties held for lease	(16,848,972)	(31,019,439)
Advances to suppliers	(15,231,889)	(10,206,454)
Other receivables	22,204,890	(4,982,595)
Deposits for land use rights	(327,744,317)	(25,894,715)
Other deposits and prepayments	86,806,903	44,850,418
Other current assets	2,392,165	(653,641)
Amounts due from related parties	(17,836,654)	(6,790,212)
Amounts due from employees	(1,205,396)	(835,920)
Other assets	(128,236,919)	(14,448,652)
Accounts payable	(198,772,451)	(53,622,472)
Customer deposits	2,292,637,839	18,935,748
Income tax payable	(54,793,960)	(20,372,658)
Other payables and accrued liabilities	(30,249,427)	40,843,728
Payroll and welfare payable	(18,057,000)	(7,948,831)
Net cash used in operating activities	(229,548,781)	(129,743,970)
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease and property and equipment	287,410	159,353
Purchase of property and equipment	(2,864,929)	(2,673,991)
Acquisition of long-term investments	(169,360,954)	(8,780,788)
Return of capital	158,634,902	0
Net cash used in investing activities	(13,303,571)	(11,295,426)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	751,493	185,815
Purchase of shares under Restricted Stock Unit ("RSU") plan	(3,821,269)	0
Purchase of treasury shares	(2,964,211)	(11,855,780)
Dividends to shareholders	(13,074,848)	(13,674,234)
Amounts due to related parties	(9,862,562)	1,314,496
Repayments of short-term bank loans and current portion of long-term bank loans	(100,698,972)	(14,868,503)
Proceeds from short-term bank loans and current portion of long-term bank loans	93,009,503	26,367,481
Repayment of long-term bank loans	(17,977,316)	(1,403,019)
Proceeds from long-term bank loans	304,856,885	170,375,060
Repayment of other short-term debt	(390,331,195)	(364,240,569)
Proceeds from other short-term debt	189,375,319	428,837,561
Repayment of other long-term debt	(500,000)	(60,018,729)
Proceeds from other long-term debt	231,377,094	342,318,842
Deferred charges	(10,907,143)	(13,215,796)
Capital lease payments	(3,119,539)	(2,021,892)
Distribution to non-controlling interests	(35,846,020)	0
Capital injection from non-controlling interests	31,637,196	0
Repayment of mandatorily redeemable non-controlling interests	0	(12,731,957)
Proceeds from mandatorily redeemable non-controlling interests	0	12,734,867
Net cash provided by financing activities	261,904,415	488,103,643
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	19,052,063	347,064,247
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(28,824,978)	21,318,322
Cash, cash equivalents and restricted cash, at beginning of period	1,461,227,177	906,743,437	906,743,437
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, AT END OF PERIOD	1,451,454,262	1,275,126,006	1,461,227,177
SUPPLEMENTARY INFORMATION ON CASH FLOWS
Cash and cash equivalents	1,067,178,693	953,511,338	894,551,480
Restricted cash	384,275,569	321,614,668	$ 566,675,697
Non-cash investing activities
Acquisition of long-term investments included in other deposit and prepayments	$ (16,956,766)	$ 0